Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0001078195
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Community Reinvestment Act Qualified Investment Fund | CRA Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRAIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	96
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	300
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	520
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,155
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	4.24%
2009	rr_AnnualReturn2009	4.81%
2010	rr_AnnualReturn2010	4.56%
2011	rr_AnnualReturn2011	6.90%
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRATX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	86
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	268
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	466
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,037
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	5.72%
2008	rr_AnnualReturn2008	4.34%
2009	rr_AnnualReturn2009	4.84%
2010	rr_AnnualReturn2010	4.78%
2011	rr_AnnualReturn2011	6.92%
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRANX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	157
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	274
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	616
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	6.01%
2008	rr_AnnualReturn2008	4.69%
2009	rr_AnnualReturn2009	5.29%
2010	rr_AnnualReturn2010	5.03%
2011	rr_AnnualReturn2011	7.38%
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 1999

[1]	The CRA Shares inception date was August 30, 1999. Index comparisons began on August 31, 1999.
[2]	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.